LEASES (Details) - Schedule of maturity of operating lease liabilities ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Maturity Of Operating Lease Liabilities Abstract
2023	¥ 7,137
2024	1,381
2025	5
Subtotal	8,523
Less imputed interest	207
Total	¥ 8,316	$ 1,206	¥ 17,909